Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	3 Months Ended
Mar. 31, 2019
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total

(in thousands)
Division Revenues:
3 Months ended 3/31/2019	$ 8,781	$ 8,961	$ 8,661	$ 9,045	$ 5,568	$ 5,180	$ 4,684	$ 8,205	$ 59,085
3 Months ended 3/31/2018	$ 7,147	$ 7,993	$ 7,842	$ 8,588	$ 5,126	$ 3,507	$ 4,017	$ 7,315	$ 51,535

Division Profit:
3 Months ended 3/31/2019	$ 3,100	$ 3,870	$ 3,781	$ 3,043	$ 1,532	$ 1,255	$ 1,198	$ 3,165	$ 20,944
3 Months ended 3/31/2018	$ 2,460	$ 3,111	$ 3,399	$ 3,272	$ 1,755	$ 471	$ 966	$ 2,780	$ 18,214

Division Assets:
3/31/2019	$ 86,979	$ 94,765	$ 87,941	$ 106,952	$ 54,959	$ 57,352	$ 45,417	$ 83,716	$ 618,081
12/31/2018	$ 86,315	$ 96,884	$ 89,411	$ 107,401	$ 56,240	$ 55,032	$ 45,518	$ 84,381	$ 621,182

	3 Months Ended 3/31/2019	3 Months Ended 3/31/2018
	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$ 59,085	$ 51,535
Corporate finance charges earned not allocated to divisions	34	25
Corporate investment income earned not allocated to divisions	1,788	1,717
Timing difference of insurance income allocation to divisions	1,838	1,396
Other revenue not allocated to divisions	3	8
Consolidated Revenues	$ 62,748	$ 54,681

	3 Months Ended 3/31/2019	3 Months Ended 3/31/2018
	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$ 20,944	$ 18,214
Corporate earnings not allocated	3,663	3,146
Corporate expenses not allocated	(19,280)	(16,851)
Income taxes not allocated	(823)	(794)
Net Income	$ 4,504	$ 3,715